Shareholders' Equity (Details) (Warrant [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Warrant [Member]
Outstanding December 31, 2011	1,440,000	[1]
Granted	0	[1]
Redeemed	0	[1]
Exercised	0	[1]
Outstanding June 30, 2012 (unaudited)	1,440,000	[1]	1,440,000 [1]
Outstanding December 31, 2011	1,440,000
Outstanding June 30, 2012 (unaudited)	1,440,000		1,440,000
Outstanding December 31, 2011	$ 5.64
Outstanding June 30, 2012 (unaudited)	$ 5.64		$ 5.64
Average Remaining Contractual Life-Outstanding	1 year		1 year 6 months

[1]	(A) Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.